UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-5584

                      Centennial New York Tax Exempt Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                    5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               BEGINNING     ENDING        EXPENSES
               ACCOUNT       ACCOUNT       PAID DURING
               VALUE         VALUE         6 MONTHS ENDED
               (1/1/05)      (6/30/05)     JUNE 30, 2005
------------------------------------------------------------------------------
Actual         $  1,000.00   $  1,007.40   $  3.94
------------------------------------------------------------------------------
Hypothetical      1,000.00      1,020.88      3.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
    0.79%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                  PRINCIPAL        VALUE
                                                                     AMOUNT   SEE NOTE 1
----------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.6%
----------------------------------------------------------------------------------------
NEW YORK--92.3%
Chenango Cnty., NY IDA Civic Facilities RB, Grace View Manor
Nursing Project, 2.30% 1                                       $  1,500,000 $  1,500,000
----------------------------------------------------------------------------------------
Forest City/New Rochelle, NY RB, Sr. Certificates Trust,
Series 2003, 2.30% 1,2                                            1,500,000    1,500,000
----------------------------------------------------------------------------------------
Kenmore, NY HAU MH RB, Puttable Floating Option Tax Exempt
Receipts, Series PT-1485, 2.31% 1,2                                 800,000      800,000
----------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, Puttable Floating Option Tax Exempt
Receipts, Series MT-010, 2.38% 1,2                                1,000,000    1,000,000
----------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 2.59% 1      2,700,000    2,700,000
----------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts,
Series PT-2615, 2.34% 1,2                                         2,465,000    2,465,000
----------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts,
Series PT-2848, 2.34% 1,2                                         1,000,000    1,000,000
----------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Birch Wathen Lenox School
Project, 2.30% 1                                                  1,025,000    1,025,000
----------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.36% 1                1,400,000    1,400,000
----------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, French Institute Alliance
Project, Series 2005, 2.35% 1                                     2,550,000    2,550,000
----------------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc., 2.35% 1                     2,000,000    2,000,000
----------------------------------------------------------------------------------------
NYC MTAU RB, Puttable Floating Option Tax Exempt Receipts,
Series PT-1547, 2.31% 1,2                                         1,125,000    1,125,000
----------------------------------------------------------------------------------------
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1088, 2.31% 1,2                                         2,295,000    2,295,000
----------------------------------------------------------------------------------------
NYC TFA RRB, BNP Paribas STARS Certificate, Series 2003-7,
2.31% 1,2                                                         1,500,000    1,500,000
----------------------------------------------------------------------------------------
NYC University DA RB, MERLOTS Series 2005-A6, 2.31% 1,2           1,000,000    1,000,000
----------------------------------------------------------------------------------------
NYS DA RB, Columbia University, Series C, 2.70%, 8/5/05           2,000,000    2,000,000
----------------------------------------------------------------------------------------
NYS DA RB, Department of Health, 6%, 7/1/05                       1,000,000    1,000,000
----------------------------------------------------------------------------------------
NYS DA RB, ETET Series 720050004, Cl. A, 2.31% 1                  1,500,000    1,500,000
----------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 2.31% 1,2                     1,995,000    1,995,000
----------------------------------------------------------------------------------------
NYS DA RB, Non State Supported Debt-Court Facilities Lease,
Series 2005B, 2.20% 1                                             1,000,000    1,000,000
----------------------------------------------------------------------------------------
NYS DA RB, PA-1088, 2.31% 1                                       1,200,000    1,200,000
----------------------------------------------------------------------------------------
NYS ERDAUEF RB, Long Island Lighting Project, Series 1997A,
2.36% 1                                                           1,100,000    1,100,000
----------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 3                                400,000      400,000
----------------------------------------------------------------------------------------
NYS GOUN, Series B, 1.58% 1                                       1,000,000    1,000,000
----------------------------------------------------------------------------------------
NYS GOUN, Series C, 4%, 4/15/06                                     600,000      606,266
----------------------------------------------------------------------------------------
NYS GOUN, Series F, 4.375%, 9/15/05                                 200,000      200,763
----------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 2.31% 1,2                  1,250,000    1,250,000
----------------------------------------------------------------------------------------
NYS UDC RB, MERLOTS Series 2005 C-1, 2.31% 1                      1,795,000    1,795,000
----------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 2.31% 1,2                     700,000      700,000
----------------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series
2002, 2.53% 1                                                     5,185,000    5,185,000
----------------------------------------------------------------------------------------
Orangetown, NY Various Purpose GOUN, Series 2004, 3.50%,
7/15/05                                                             205,500      205,565


                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                  PRINCIPAL         VALUE
                                                                     AMOUNT    SEE NOTE 1
-----------------------------------------------------------------------------------------
NEW YORK Continued
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997,
2.50% 1                                                        $  1,800,000  $  1,800,000
-----------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987,
2.40% 1                                                           2,635,000     2,635,000
-----------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series
1992, 2.53% 1                                                     5,060,000     5,060,000
                                                                             ------------
                                                                               54,492,594

-----------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.3%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series
2005-F2, 2.68% 1,2                                                3,500,000     3,500,000
-----------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt
Receipts, Series 491, 2.32% 1,2                                     800,000       800,000
                                                                             ------------
                                                                                4,300,000

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $58,792,594)                         99.6%   58,792,594
-----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                         0.4       213,304
                                                               --------------------------
NET ASSETS                                                            100.0% $ 59,005,898
                                                               ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMWLTH    Commonwealth

DA        Dormitory Authority

ERDAUEF   Energy Research & Development
          Authority Electric Facilities

ETET      Eagle Tax-Exempt Trust

GOUN      General Obligation Unlimited Nts.

HAU       Housing Authority

IDA       Industrial Development Agency

LGAC      Local Government Assistance Corp.

MERLOTS   Municipal Exempt Receipts Liquidity
          Option Tender

MH        Multifamily Housing

MTAU      Metropolitan Transportation Authority

NYC       New York City

NYS       New York State

RB        Revenue Bonds

RRB       Revenue Refunding Bonds

SGMSTR    Societe Generale, NY Branch Municipal
          Security Trust Receipts

TFA       Transitional Finance Authority

UDC       Urban Development Corp.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,930,000 or 35.47% of the Trust's net assets as of June 30, 2005.

3. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $58,792,594)--
see accompanying statement of investments                          $ 58,792,594
--------------------------------------------------------------------------------
Cash                                                                     36,357
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                263,577
Other                                                                     6,033
                                                                   -------------
Total assets                                                         59,098,561

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                32,709
Service plan fees                                                        27,792
Legal, auditing and other professional fees                              11,546
Shareholder communications                                                8,530
Trustees' compensation                                                    4,211
Shares of beneficial interest redeemed                                    3,837
Transfer and shareholder servicing agent fees                             2,592
Other                                                                     1,446
                                                                   -------------
Total liabilities                                                        92,663

--------------------------------------------------------------------------------
NET ASSETS                                                         $ 59,005,898
                                                                   =============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 59,015,898
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                            (10,000)
                                                                   -------------
NET ASSETS--applicable to 58,929,395 shares of
beneficial interest outstanding                                    $ 59,005,898
                                                                   =============

--------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
PRICE PER SHARE                                                    $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $  1,067,435

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         289,837
--------------------------------------------------------------------------------
Service plan fees                                                       113,731
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            31,777
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              21,934
--------------------------------------------------------------------------------
Shareholder communications                                                7,567
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,990
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,620
--------------------------------------------------------------------------------
Other                                                                    11,714
                                                                   -------------
Total expenses                                                          483,170
Less reduction to custodian expenses                                     (1,399)
Less waivers and reimbursements of expenses                             (30,673)
                                                                   -------------
Net expenses                                                            451,098

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   616,337

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                          5,004

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    621,341
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                            2005            2004
------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------
Net investment income                                  $    616,337    $    126,183
------------------------------------------------------------------------------------
Net realized gain                                             5,004          47,059
                                                       -----------------------------
Net increase in net assets resulting from operations        621,341         173,242

------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------
Dividends from net investment income                       (616,337)       (126,183)

------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                            859,645      (9,504,577)

------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------
Total increase (decrease)                                   864,649      (9,457,518)
------------------------------------------------------------------------------------
Beginning of period                                      58,141,249      67,598,767
                                                       -----------------------------
End of period                                          $ 59,005,898    $ 58,141,249
                                                       =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                             2005          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain          .01 1          -- 2         .01           .01           .03
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.01)           -- 2        (.01)         (.01)         (.03)
Distributions from net realized gain              --            --            --            -- 2          --
                                           ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.01)           -- 2        (.01)         (.01)         (.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                           ==================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                  1.08%         0.20%         0.50%         0.96%         3.09%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  59,006     $  58,141     $  67,599     $  68,618     $  72,370
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  58,050     $  65,140     $  72,117     $  76,925     $  68,810
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                           1.06%         0.19%         0.50%         0.96%         3.04%
Total expenses                                  0.83%         0.86%         0.82%         0.84%         0.90%
Expenses after payments and waivers and
reduction to custodian expenses                 0.78%         0.80%         0.80%         0.80%         0.82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the annualized for periods less than one year.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

            UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2
            ------------------------------------------------------
            $50,476                         $--            $10,000

1. During the fiscal years ended June 30, 2005 and June 30, 2004, the Trust did not utilize any capital loss carryforwards.

2. As of June 30, 2005, the Trust had $10,000 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                    13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

                           REDUCTION TO
                        ACCUMULATED NET
      INCREASE TO         REALIZED GAIN
      PAID-IN CAPITAL  ON INVESTMENTS 3
      ---------------------------------
      $15,004                   $15,004

3. $15,004 was distributed in connection with Trust share redemptions.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

                                     YEAR ENDED       YEAR ENDED
                                  JUNE 30, 2005    JUNE 30, 2004
      ----------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends        $616,337         $126,183

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.


                    14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JUNE 30, 2005      YEAR ENDED JUNE 30, 2004
                                  SHARES          AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------
Sold                         171,975,683   $ 171,975,683    172,990,144   $172,990,144
Dividends and/or
distributions reinvested         581,172         581,172        122,092        122,092
Redeemed                    (171,697,210)   (171,697,210)  (182,616,813)  (182,616,813)
                           ------------------------------------------------------------
Net increase (decrease)          859,645   $     859,645     (9,504,577)  $ (9,504,577)
                           ============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets, and 0.40% of net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $31,820 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.


                    15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2005, the Manager waived $30,673 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                    16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial New York Tax Exempt Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 15, 2005


                    17 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2005. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    18 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    19 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Trust's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Trust with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board noted that the Manager has had over twenty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Trust and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John C. Bonnell and the Manager's money market investment team and analysts. Mr. Bonnell has had over twelve years of experience managing money market investments and has been the person principally responsible for the day-to-day management of the Trust's portfolio since May 2004. Mr. Bonnell is a Vice President of the Trust and the Manager, and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor. Prior to joining the Manager, he was a portfolio manager at Strong Financial Corporation.


                    20 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other New York tax-exempt money market funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Trust and other funds at each Board meeting. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance was below its peer group average. The Board recognized that in the recent environment of low interest rates, the difference between rankings for money market funds was very small. The Manager last year engaged a new portfolio manager for the tax exempt money market Funds, and the Board noted that the performance of these Funds has begun to improve. The Board also noted that it had recently changed certain Board-approved investment restrictions that were adopted in the past to protect the credit quality of the Funds' investments at a particularly difficult time in the credit markets. These restrictions were no longer deemed necessary as market conditions improved. The Board determined to permit the Manager more time to improve performance.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Trust. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other New York tax-exempt money market funds and other funds with comparable asset levels and distribution features. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets and to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Board determined to allow the Manager to make recommendations to reduce expenses for the Trust. The Board noted that the Trust's management fees and total expenses are higher than its peer group average.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates.


                    21 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Trust and the current level of Trust assets in relation to the Trust's breakpoint schedule for its management fees. The Board considered that the Trust has not experienced any recent asset growth and that, based on current asset levels, the Trust is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Trust by the Manager are a benefit to the Trust and in the best interest of the Trust's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    22 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(s) HELD WITH    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
TRUST, LENGTH OF SERVICE, AGE  OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW, EXCEPT MR. ARMSTRONG, IS 6803 S. TUCSON
TRUSTEES                       WAY, CENTENNIAL, CO 80112-3924. MR. ARMSTRONG'S ADDRESS IS 1625 BROADWAY, SUITE 780,
                               DENVER, CO 80202. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman (since 2003)          (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage
and Trustee (since 2000)       Company (since 1993); Chairman of the following private companies: Ambassador Media
Age: 68                        Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following:
                               Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                               Crusade for Christ (since 1991) and the Bradley Foundation (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                               (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate,
                               Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company)
                               (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and
                               International Family Entertainment (television channel) (1992-1997); U.S. Senator (January
                               1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1990)           funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 74                        Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000);
                               Vice Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G.
                               Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards Trust Company (until
                               March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees
                               38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of the Manager (December 1991-April 1999); President,
Trustee (since 2000)           Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief
Age: 68                        Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr.
                               Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George Washington historical site) (since June
Trustee (since 2000)           2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 66                        PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
                               Waterhouse LLP Global Investment Management Industry Services Group (July 1994-June 1998).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern
Trustee (since 2000)           Energy Corp. (public utility corporation) (since November 2004); Director of P.R.
Age: 63                        Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation
                               (February 1998-February 2003); Chairman and Director (until 1996) and President and Chief
                               Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief
                               Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC")
                               (parent holding


                    23 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

JON S. FOSSEL,                 company of OppenheimerFunds, Inc.), Shareholder Services, Inc. and Shareholder Financial
Continued                      Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (charitable organization) (since September 1984). Mr. Freedman
Trustee (since 1996)           held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated
Age: 64                        companies of OppenheimerFunds, Inc. (until October 1994). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational organization) (since
Trustee (since 2002)           February 2000); Director of The California Endowment (philanthropic organization) (since
Age: 58                        April 2002); Director of Community Hospital of Monterey Peninsula (since February 2002);
                               Director of Emerging Markets Growth Fund Inc. (mutual fund) (since October 1991); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit
                               Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                               2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004);
                               Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever
                               (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial
Trustee (since 2002)           banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since
Age: 60                        1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000);
                               Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado
                               National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (REIT)
                               (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S.
                               Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment
Trustee (since 2000)           company) (since 1996) and MML Series Investment Fund (investment company) (since 1996),
Age: 63                        the Springfield Library and Museum Association (museums) (since 1995) and the Community
                               Music School of Springfield (music school) (since 1996); Chairman and Trustee (since 2003)
                               and Chairman of the Investment Committee (since 1994) of the Worcester Polytech Institute
                               (private university); President and Treasurer of the SIS Funds (private charitable fund)
                               (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the Community
                               Foundation of Western Massachusetts (1998-2003); and Executive Vice President of Peoples
                               Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. MR. GRABISH
                               SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                               GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH A.G. EDWARDS & SONS, INC. WHICH
                               IS A PARTIAL OWNER OF THE MANAGER'S PARENT COMPANY.

RICHARD F. GRABISH,            Senior Vice President and Assistant Director of Sales and Marketing (since March 1997),
Trustee (since 2001)           Director (since March 1987) and Manager of Private Client Services (since June 1985) of
Age: 56                        A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);


                    24 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

RICHARD F. GRABISH,            Chairman and Chief Executive Officer of A.G. Edwards Trust Company (since March 2001);
Continued                      President and Vice Chairman of A.G. Edwards Trust Company (investment adviser) (April
                               1987-March 2001). Oversees 5 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                    STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               RESIGNATION, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                               WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President (since 2001) and     September 2000) of OppenheimerFunds, Inc.; President and Director or Trustee of other
Trustee (since 2003)           Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership Holdings,
Age: 55                        Inc. (holding company subsidiary of OppenheimerFunds, Inc.) (since July 2001); Director of
                               OppenheimerFunds Distributor, Inc. (subsidiary of OppenheimerFunds, Inc.) (since November
                               2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                               Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001);
                               President and Director of OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional
                               Asset Management, Inc., Trinity Investment Management Corporation and Tremont Capital
                               Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                               Private Investments, Inc. (since July 2001); President (since November 2001) and
                               Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                               February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                               Capital Management LLC) (since June 1995); Member of the Investment Company Institute's
                               Board of Governors (since October 3, 2003); Chief Operating Officer of OppenheimerFunds,
                               Inc. (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                               MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                               Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                               Executive Officer and Director of MML Bay State Life Insurance Company (September
                               1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                               (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 66
                               portfolios as trustee or director and 20 additional portfolios as Officer in the
                               OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                               FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MS. WOLF,
                               MR. WEISS, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                               EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR
                               REMOVAL.

JOHN BONNELL,                  Vice President of OppenheimerFunds, Inc. (since May 2004); Chartered Financial Analyst;
Vice President (since 2004)    Portfolio Manager at Financial Corporation (May 1999 - May 2004). Mr. Bonnell is an
Age: 40                        officer of 3 portfolios in the OppenheimerFunds complex.


                    25 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

BRIAN W. WIXTED,               Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March 1999); Treasurer
Treasurer (since 1999)         of the following: Shareholder Services Inc., HarbourView Asset Management Corporation,
Age: 45                        Shareholder Financial Services, Inc., Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc.
                               (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                               2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                               Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                               Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant
                               Treasurer of OAC (since March 1999); and Assistant Treasurer of the Manager and Distributor
                               (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                               Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                               Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President and Secretary   OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor (since December
(since 2001)                   2001); General Counsel and Director of OppenheimerFunds Distributor, Inc. (since December
Age: 56                        2001); Senior Vice President, General Counsel and Director of the Transfer Agent,
                               Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI Trust Company
                               (since November 2001); Senior Vice President and General Counsel of HarbourView Asset
                               Management Corporation (since December 2001); Secretary and General Counsel of OAC (since
                               November 2001); Assistant Secretary (since September 1997) and Director (since November
                               2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                               Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                               Oppenheimer Real Asset Management, Inc. (since November 2001); Vice President of
                               OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General
                               Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of
                               OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                               General Counsel (May 1981-October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of
                               the following: the Transfer Agent (May 1985-November 2001), Shareholder Financial Services,
                               Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                               1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc. (since March
Vice President and             2004); Vice President of the Manager, OppenheimerFunds Distributor, Inc., and Shareholder
Chief Compliance Officer       Services, Inc. (since June 1983); Vice President and Director of Internal Audit of
(since 2004)                   OppenheimerFunds, Inc. (1997-February 2004). An officer of 86 portfolios in the Oppenheimer
Age: 54                        funds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                    26 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $9,250 in fiscal 2005 and $9,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005